Derivative Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Warrant Liability [Abstract]
Schedule of Derivative Warrant Liability
	2023	2022

Issuance of 21,228,900 warrants in connection with merger	4,245,780	11,675,815
Fair value remeasurement of derivative warrant liability	(3,931,592)	(7,430,035)
	314,188	4,245,780